Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2019
Cash and cash equivalents.
Schedule of cash and cash equivalents

	At June 30,	At December 31,
	2019	2018
Cash deposits	$389.6	$60.3
Term deposits	9.3	9.4
	$398.9	$69.7